Revenues - Additional information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Percentage of revenue U.S. ground autonomy solutions	51.00%	0.00%	89.00%	89.00%
Material amounts	$ 0		$ 0	$ 0
Contract liability included in accrued expenses	100		0	1,100
Revenue included in the corresponding deferred revenue			1,100
Revenues related to immaterial	$ 5,500		$ 0	$ 0
Percentage of revenue from freight delivery	28.00%	100.00%